Equity statement - DKK (kr) kr in Millions	Total	Share capital	Treasury shares	Retained earnings	Exchange rate adjust- ments	Cash flow hedges	Tax and other items	Total other reserves
Beginning of the year at Dec. 31, 2014		kr 530
Transactions with owners:
Reduction of the B share capital (note 4.1)		(10)
Balance at the end of the year at Dec. 31, 2015	kr 46,969	520	kr (10)	kr 46,816	kr (917)	kr (686)	kr 1,246	kr (357)
Net profit for the year	37,925			37,925
Other comprehensive income for the year	(1,191)			(205)	(7)	(1,229)	250	(986)
Total comprehensive income for the year	36,734			37,720	(7)	(1,229)	250	(986)
Transactions with owners:
Dividends (note 4.1)	(23,830)			(23,830)
Share-based payments (note 5.1)	368			368
Tax related to restricted stock units (note 2.6)	85			85
Purchase of treasury shares (note 4.1)	(15,057)		(9)	(15,048)
Reduction of the B share capital (note 4.1)	0	(10)	10
Balance at the end of the year at Dec. 31, 2016	45,269	510	(9)	46,111	(924)	(1,915)	1,496	(1,343)
Net profit for the year	38,130			38,130
Other comprehensive income for the year	1,795			103	(632)	3,942	(1,618)	1,692
Total comprehensive income for the year	39,925			38,233	(632)	3,942	(1,618)	1,692
Transactions with owners:
Dividends (note 4.1)	(18,844)			(18,844)
Share-based payments (note 5.1)	292			292
Tax related to restricted stock units (note 2.6)	18			18
Purchase of treasury shares (note 4.1)	(16,845)		(12)	(16,833)
Reduction of the B share capital (note 4.1)	0	(10)	10
Balance at the end of the year at Dec. 31, 2017	49,815	500	(11)	48,977	(1,556)	2,027	(122)	349
Change in accounting policy, IFRS 9 (net of tax) (note 1.2)	0			(90)			90	90
Net profit for the year	38,628			38,628
Other comprehensive income for the year	(2,398)			87	491	(3,704)	728	(2,485)
Total comprehensive income for the year	36,230			38,625	491	(3,704)	818	(2,395)
Transactions with owners:
Dividends (note 4.1)	(19,048)			(19,048)
Share-based payments (note 5.1)	414			414
Tax related to restricted stock units (note 2.6)	(5)			(5)
Purchase of treasury shares (note 4.1)	(15,567)		(10)	(15,557)
Reduction of the B share capital (note 4.1)	0	(10)	10
Balance at the end of the year at Dec. 31, 2018	kr 51,839	kr 490	kr (11)	kr 53,406	kr (1,065)	kr (1,677)	kr 696	kr (2,046)